SCHEDULE OF OPERATING LEASE ACTIVITIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Leases [Abstract]
Amortization of right-of-use assets	$ 1,241,920	$ 1,118,679
Interest of lease liabilities	204,325	160,078
Total operating lease expenses	$ 1,446,245	$ 1,278,757